United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/14

Date of Reporting Period: Quarter ended 12/31/13

Item 1. Schedule of Investments

Tax-Free Money Market Fund
Portfolio of Investments
December 31, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.4%[1,2]
		Alabama—2.7%
$25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.080%, 1/2/2014	$25,000,000
10,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.45% TOBs (Alabama Power Co.), Mandatory Tender 9/23/2014	10,000,000
28,500,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	28,500,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.100%, 1/2/2014	3,130,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.110%, 1/2/2014	10,000,000
30,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(PNC Bank, N.A. LOC), 0.130%, 1/2/2014	30,000,000
		TOTAL	106,630,000
		Alaska—2.0%
15,000,000		Alaska State Housing Finance Corp., (2009 Series D) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 1/2/2014	15,000,000
8,375,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 1/2/2014	8,375,000
15,225,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-532) Weekly VRDNs (Deutsche Bank AG LIQ), 0.080%, 1/2/2014	15,225,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.060%, 1/2/2014	42,600,000
		TOTAL	81,200,000
		Arizona—1.0%
19,995,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Deutsche Bank AG LIQ), 0.070%, 1/2/2014	19,995,000
14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 1/2/2014	14,000,000
6,035,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 1/2/2014	6,035,000
		TOTAL	40,030,000
		Arkansas—0.1%
5,935,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.070%, 1/2/2014	5,935,000
		California—9.4%
8,500,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.070%, 1/2/2014	8,500,000
8,100,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.070%, 1/2/2014	8,100,000
2,285,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.080%, 1/2/2014	2,285,000
14,000,000	[3,4]	California State Public Works Board, Austin Trust (Series 2008-1065) Weekly VRDNs (California State Public Works Board (University of California))/(Bank of America N.A. LIQ), 0.080%, 1/2/2014	14,000,000
45,000,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	45,376,743
1,200,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.060%, 1/2/2014	1,200,000
6,400,000		California Statewide Communities Development Authority, (Series 2003C) Weekly VRDNs (Kaiser Permanente), 0.040%, 1/2/2014	6,400,000
9,300,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.060%, 1/2/2014	9,300,000
21,775,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2011-120C), 0.32% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	21,775,000
40,540,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 1/2/2014	40,540,000
12,685,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DBE-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 1/2/2014	12,685,000
15,000,000		Los Angeles County, CA, 2.00% TRANs, 6/30/2014	15,134,332
11,735,000	[3,4]	Napa Valley, CA CCD, SPEARs (Series DBE-630) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 1/2/2014	11,735,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$18,230,000	[3,4]	Napa Valley, CA USD, Stage Trust (Series 2009-80Z) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 1/2/2014	$18,230,000
22,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund 3, (1,600 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.150%, 1/2/2014	22,000,000
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (1056 Series 2), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.140%, 1/2/2014	11,000,000
12,330,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (Series DBE-363) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 1/2/2014	12,330,000
12,500,000		San Bernardino County, CA, (Series A), 2.00% TRANs, 6/30/2014	12,611,944
8,770,000	[3,4]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 1/2/2014	8,770,000
350,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 1/2/2014	350,000
8,670,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.080%, 1/2/2014	8,670,000
18,455,000	[3,4]	Sierra, CA Joint CCD, SPEARs (Series DBE-384) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 1/2/2014	18,455,000
13,715,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 1/2/2014	13,715,000
4,175,000		Tustin, CA USD, Special Tax District: Community Facilities District No. 07-1, (Series 2010) Daily VRDNs (Bank of America N.A. LOC), 0.040%, 1/2/2014	4,175,000
45,000,000		University of California (The Regents of), (2013 Series AL-3) Weekly VRDNs, 0.060%, 1/2/2014	45,000,000
4,000,000	[3,4]	Victor Valley, CA CCD, Stage Trust (Series 2009-34C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.100%, 1/2/2014	4,000,000
		TOTAL	376,338,019
		Colorado—0.0%
240,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.450%, 1/2/2014	240,000
		Connecticut—1.4%
2,000,000		Brooklyn, CT, 1.00% BANs, 8/12/2014	2,007,658
8,900,000		Connecticut Development Authority, (Series 1999), 0.32% CP (New England Power Co.), Mandatory Tender 1/16/2014	8,900,000
2,400,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.060%, 1/2/2014	2,400,000
700,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.080%, 1/2/2014	700,000
6,360,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 1/2/2014	6,360,000
9,020,000		Derby, CT, 1.00% BANs, 6/4/2014	9,040,045
20,000,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	20,081,929
7,000,000		Hartford, CT, 2.00% BANs, 4/10/2014	7,032,556
		TOTAL	56,522,188
		District of Columbia—0.5%
5,000,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Population Services International)/(SunTrust Bank LOC), 0.240%, 1/2/2014	5,000,000
14,950,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 1/2/2014	14,950,000
		TOTAL	19,950,000
		Florida—8.0%
7,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 1/2/2014	7,630,000
1,190,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.250%, 1/2/2014	1,190,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 1/2/2014	9,750,000
1,000,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.080%, 1/2/2014	1,000,000
15,135,000	[3,4]	Florida State Board of Education, Floater Certificates (Series 2008-2929) Weekly VRDNs (Florida State)/(Credit Suisse, Zurich LIQ), 0.060%, 1/2/2014	15,135,000
3,250,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.050%, 1/2/2014	3,250,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$26,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 1/2/2014	$26,160,000
17,990,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 2/13/2014	17,990,000
10,280,000	[3,4]	JEA, FL Water & Sewer System, Stage Trust (Series 2010-6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.070%, 1/2/2014	10,280,000
45,960,000		Jacksonville, FL PCR, (Series 1994), 0.18% CP (Florida Power & Light Co.), Mandatory Tender 1/23/2014	45,960,000
44,330,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.050%, 1/2/2014	44,330,000
2,000,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.110%, 1/2/2014	2,000,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0107) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.070%, 1/2/2014	20,000,000
13,450,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds MVRENs (Series 2011A), 0.170%, 1/2/2014	13,450,000
8,200,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 1/2/2014	8,200,000
45,100,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.050%, 1/2/2014	45,100,000
7,765,000	[3,4]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C) Weekly VRDNs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 1/2/2014	7,765,000
12,500,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.15% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/14/2014	12,500,000
8,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.160%, 1/2/2014	8,000,000
19,640,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/3/2014	19,640,000
		TOTAL	319,330,000
		Georgia—2.4%
2,200,000		Appling County, GA Development Authority, (First Series 2011) Daily VRDNs (Georgia Power Co.), 0.050%, 1/2/2014	2,200,000
40,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.110%, 1/2/2014	40,000,000
6,000,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.050%, 1/2/2014	6,000,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.060%, 1/2/2014	10,125,000
7,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Mizuho Bank Ltd. LOC), 0.080%, 1/2/2014	7,700,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.060%, 1/2/2014	13,870,000
4,300,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.050%, 1/2/2014	4,300,000
3,500,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 1/2/2014	3,500,000
7,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.050%, 1/2/2014	7,600,000
		TOTAL	95,295,000
		Idaho—0.6%
24,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 1/2/2014	24,000,000
		Illinois—6.3%
15,300,000	[3,4]	Chicago, IL Board of Education, Stage Trust (Series 2010-28C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 1/2/2014	15,300,000
8,930,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.120%, 1/2/2014	8,930,000
15,940,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.080%, 1/2/2014	15,940,000
150,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.060%, 1/2/2014	150,000
14,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.090%, 1/2/2014	14,000,000
31,205,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2014	31,205,000
10,400,000		Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (Museum of Contemporary Art)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.050%, 1/2/2014	10,400,000
7,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2014	7,500,000
20,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.070%, 1/2/2014	20,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$12,000,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 1/2/2014	$12,000,000
4,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.180%, 1/2/2014	4,500,000
7,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 1/2/2014	7,000,000
11,465,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/3/2014	11,465,000
7,250,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(Bank of America N.A. LOC), 0.050%, 1/2/2014	7,250,000
2,500,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.050%, 1/2/2014	2,500,000
11,250,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 1/2/2014	11,250,000
9,300,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 1/2/2014	9,300,000
10,085,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-126C) Weekly VRDNs (Memorial Health System, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 1/2/2014	10,085,000
20,960,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2012-38C), 0.250% TOBs (Children's Memorial Hospital)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 1/9/2014	20,960,000
16,000,000		Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	16,278,943
2,400,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Floater Certificates (Series 2008-3297) Weekly VRDNs (Credit Suisse, Zurich LIQ), 0.060%, 1/2/2014	2,400,000
11,715,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-321) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 1/2/2014	11,715,000
100,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.000%, 1/2/2014	100,000
		TOTAL	250,228,943
		Indiana—1.2%
8,850,000		Bluffton, IN EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.120%, 1/2/2014	8,850,000
20,320,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), Stage Trust (Series 2009-75C) Weekly VRDNs (Parkview Health System Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 1/2/2014	20,320,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.100%, 1/2/2014	4,035,000
12,330,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/3/2014	12,330,000
2,700,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.170%, 1/2/2014	2,700,000
		TOTAL	48,235,000
		Iowa—0.4%
15,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.090%, 1/2/2014	15,000,000
		Kentucky—1.7%
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 1/3/2014	9,860,000
23,690,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/3/2014	23,690,000
1,140,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.350%, 1/2/2014	1,140,000
10,680,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-1), 0.210%, 1/2/2014	10,680,000
22,250,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	22,573,579
		TOTAL	67,943,579
		Louisiana—2.2%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.150%, 1/2/2014	25,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.120%, 1/2/2014	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.100%, 1/2/2014	12,000,000
3,090,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.100%, 1/2/2014	3,090,000
8,575,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 1/2/2014	8,575,000
19,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.390%, 1/2/2014	19,500,000
13,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.350%, 1/2/2014	13,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.350%, 1/2/2014	$2,000,000
		TOTAL	86,165,000
		Maryland—1.4%
42,430,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.070%, 1/2/2014	42,430,000
10,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.070%, 1/2/2014	10,000,000
2,687,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 1/7/2014	2,687,500
		TOTAL	55,117,500
		Massachusetts—2.7%
6,920,000	[3,4]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.290%, 1/2/2014	6,920,000
9,770,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 1/2/2014	9,770,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.150%, 1/2/2014	4,000,000
10,000,000		Massachusetts Development Finance Agency, (Issue 4), 0.30% CP (FHLB of Boston LOC), Mandatory Tender 1/14/2014	10,000,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.35% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/16/2014	10,000,000
1,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.40% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/16/2014	1,000,000
2,300,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.060%, 1/2/2014	2,300,000
21,400,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.040%, 1/2/2014	21,400,000
6,550,000		Massachusetts IFA, (Series 1992B), 0.30% CP (New England Power Co.), Mandatory Tender 1/16/2014	6,550,000
14,000,000		Methuen, MA, 1.00% BANs, 8/8/2014	14,045,990
4,560,826		Pittsfield, MA, (Series A), 1.00% BANs, 4/23/2014	4,570,598
10,000,000		Rockland, MA, 1.00% BANs, 3/6/2014	10,010,572
5,855,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.150%, 1/2/2014	5,855,000
		TOTAL	106,422,160
		Michigan—0.6%
6,715,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/3/2014	6,715,000
16,900,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/2/2014	16,900,000
		TOTAL	23,615,000
		Minnesota—0.4%
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 0.13% CP (Mayo Clinic)/(U.S. Bank, N.A. LIQ), Mandatory Tender 2/18/2014	6,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series 2002B remktd 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.040%, 1/2/2014	10,000,000
		TOTAL	16,000,000
		Mississippi—0.3%
4,755,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.140%, 1/2/2014	4,755,000
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.140%, 1/2/2014	7,240,000
		TOTAL	11,995,000
		Missouri—1.4%
10,525,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.130%, 1/2/2014	10,525,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.130%, 1/2/2014	10,000,000
16,390,000	[3,4]	Columbia, MO Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 1/2/2014	16,390,000
8,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.130%, 1/2/2014	8,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—continued
$5,000,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Lutheran Senior Services)/(Bank of America N.A. LOC), 0.080%, 1/2/2014	$5,000,000
5,770,000		Missouri State HEFA, (Series 2011B) Daily VRDNs (Rockhurst University)/(Commerce Bank, N.A., Kansas City LOC), 0.070%, 1/2/2014	5,770,000
		TOTAL	55,685,000
		Multi-State—7.7%
6,300,000		FHLMC, (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.070%, 1/2/2014	6,300,000
22,650,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.100%, 1/2/2014	22,650,000
19,400,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (Deutsche Bank Trust Co., America LIQ), 0.160%, 1/2/2014	19,400,000
18,500,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (Citibank N.A. LIQ), 0.150%, 1/2/2014	18,500,000
15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.160%, 1/2/2014	15,000,000
97,400,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA), 0.130%, 1/2/2014	97,400,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.180%, 1/2/2014	25,000,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.160%, 1/2/2014	20,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA), 0.130%, 1/2/2014	5,000,000
53,500,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank NA), 0.130%, 1/2/2014	53,500,000
25,000,000	[3,4]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.160%, 1/2/2014	25,000,000
		TOTAL	307,750,000
		Nebraska—0.9%
21,500,000		Central Plains Energy Project, (Project #2) (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.060%, 1/2/2014	21,500,000
1,250,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.310%, 1/2/2014	1,250,000
8,300,000		Stanton County, NE, (Series 1996) Weekly VRDNs (Nucor Corp.), 0.370%, 1/2/2014	8,300,000
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.370%, 1/2/2014	2,000,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.080%, 1/2/2014	4,880,000
		TOTAL	37,930,000
		Nevada—0.9%
5,000,000		Clark County, NV Airport System, (Series C-2), 2.00% BANs, 7/1/2014	5,040,787
10,655,000	[3,4]	Clark County, NV Highway Improvement, SPEARs (Series DBE-669) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 1/2/2014	10,655,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 1/2/2014	19,295,000
		TOTAL	34,990,787
		New Hampshire—0.1%
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.35% CP (New England Power Co.), Mandatory Tender 1/16/2014	4,000,000
		New Jersey—8.8%
7,084,400		Bloomfield Township, NJ, 1.50% BANs, 1/17/2014	7,087,115
10,323,000		Carteret, NJ, 1.00% BANs, 10/17/2014	10,348,910
610,000	[3,4]	Garden State Preservation Trust, NJ, SPEARs (Series DBE-328) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 1/2/2014	610,000
7,980,000		Lakewood Township, NJ, (Series 2013A), 1.25% BANs, 7/1/2014	8,002,380
3,500,000		Little Ferry Boro, NJ, 1.00% BANs, 11/14/2014	3,509,632
6,061,665		Maple Shade Township, NJ, (Series 2013A), 1.25% BANs, 12/19/2014	6,081,888
3,500,000		Middle Township, NJ, 1.00% BANs, 11/13/2014	3,509,602
7,682,725		Middletown Township, NJ, 1.25% BANs, 9/16/2014	7,713,982
13,028,447		Morristown, NJ, 1.25% BANs, 6/13/2014	13,071,853
4,585,000		Neptune Township, NJ, 1.00% BANs, 9/12/2014	4,591,303

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$3,825,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.300%, 1/2/2014	$3,825,000
26,975,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.070%, 1/2/2014	26,975,000
15,535,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 1/2/2014	15,535,000
180,675,000		New Jersey State, 2.00% TRANs, 6/26/2014	182,117,088
2,300,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.160%, 1/2/2014	2,300,000
18,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 1/2/2014	18,000,000
20,000,000	[3,4]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 2), Weekly VRDPs, (GTD by Citibank NA. New York), 0.140%, 1/2/2014	20,000,000
9,000,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	9,004,416
9,077,000		West Caldwell Township, NJ, 1.00% BANs, 4/23/2014	9,090,843
		TOTAL	351,374,012
		New Mexico—0.1%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 1/2/2014	2,000,000
		New York—5.2%
10,023,858		Afton, NY CSD, 1.25% BANs, 6/27/2014	10,062,551
18,200,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	18,226,466
8,000,000	[3,4]	Metropolitan Transportation Authority, NY, P-FLOATs (MT-844) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.120%, 1/2/2014	8,000,000
9,155,000		New York City Housing Development Corp., Capital Fund Grant Program (Series A), 2.00% Bonds, 7/1/2014	9,234,527
25,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.040%, 1/2/2014	25,000,000
5,665,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 0.040%, 1/2/2014	5,665,000
33,950,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.100%, 1/2/2014	33,950,000
39,000,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.090%, 1/2/2014	39,000,000
25,700,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.050%, 1/2/2014	25,700,000
7,000,000		New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, (Series 2002B) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 1/2/2014	7,000,000
6,000,000		New York State HFA, (2013 Series A) Weekly VRDNs (855 Sixth Avenue )/(Wells Fargo Bank, N.A. LOC), 0.040%, 1/2/2014	6,000,000
20,000,000		West Islip, NY Unified Free School District, 1.00% TANs, 6/30/2014	20,055,110
		TOTAL	207,893,654
		North Carolina—1.0%
4,945,000		Charlotte, NC, 0.13% CP (Wells Fargo Bank, N.A. LIQ), Mandatory Tender 3/14/2014	4,945,000
1,000,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series 11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.070%, 1/2/2014	1,000,000
1,400,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 1/2/2014	1,400,000
960,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.070%, 1/2/2014	960,000
7,725,000	[3,4]	North Carolina Eastern Municipal Power Agency, SPEARs (Series DBE-1055) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 1/2/2014	7,725,000
1,255,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wells Fargo Bank, N.A. LOC), 0.160%, 1/2/2014	1,255,000
5,980,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.180%, 1/2/2014	5,980,000
300,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.060%, 1/2/2014	300,000
2,500,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.070%, 1/2/2014	2,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$2,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.080%, 1/2/2014	$2,000,000
5,590,000		Raleigh, NC, MVRENs (Series 2009), 0.160%, 1/2/2014	5,590,000
1,000,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 1/2/2014	1,000,000
4,760,000		Vance County, NC Water District, 0.75% BANs, 7/16/2014	4,763,809
1,000,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.070%, 1/2/2014	1,000,000
		TOTAL	40,418,809
		Ohio—2.3%
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.170%, 1/2/2014	5,900,000
7,750,000		Dayton CSD, OH, (Series 2013B), 1.25% BANs, 10/15/2014	7,807,709
6,100,000		Evendale, OH, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.360%, 1/2/2014	6,100,000
5,000,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.110%, 1/2/2014	5,000,000
13,480,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/3/2014	13,480,000
15,000,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, (1,480M Series 1), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.150%, 1/2/2014	15,000,000
7,380,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 1/2/2014	7,380,000
2,960,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.210%, 1/2/2014	2,960,000
4,160,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 1/2/2014	4,160,000
19,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/3/2014	19,000,000
5,080,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 1/2/2014	5,080,000
		TOTAL	91,867,709
		Oklahoma—0.9%
35,465,000		University Hospitals Trust, OK, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.060%, 1/2/2014	35,465,000
		Oregon—1.1%
25,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 1/2/2014	25,000,000
20,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 1/2/2014	20,000,000
		TOTAL	45,000,000
		Pennsylvania—0.9%
7,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.11% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/20/2014	7,000,000
7,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.160%, 1/2/2014	7,000,000
22,000,000	[3,4]	Nuveen Pennsylvania Premium Income Municipal Fund 2, (1050 Series 2), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.160%, 1/2/2014	22,000,000
		TOTAL	36,000,000
		Rhode Island—0.5%
15,390,000		Rhode Island State Health and Educational Building Corp., Weekly VRDNs (Providence College)/(RBS Citizens, N.A. LOC), 0.400%, 1/2/2014	15,390,000
4,840,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens, N.A. LOC), 0.400%, 1/2/2014	4,840,000
		TOTAL	20,230,000
		South Carolina—0.2%
9,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.370%, 1/2/2014	9,000,000
		Tennessee—2.3%
15,975,000		Memphis, TN, (Series 2012), 3.00% BANs, 4/1/2014	16,085,148

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$22,715,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.120%, 1/2/2014	$22,715,000
10,700,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.110%, 1/2/2014	10,700,000
11,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.140%, 1/2/2014	11,140,000
30,700,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.090%, 1/2/2014	30,700,000
		TOTAL	91,340,148
		Texas—11.0%
38,985,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.050%, 1/2/2014	38,985,000
32,080,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 1/2/2014	32,080,000
4,705,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 1/2/2014	4,705,000
6,995,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.070%, 1/2/2014	6,995,000
37,500,000	[3,4]	Grand Parkway Transportation Corp., TX, PUTTERs (Series 4365) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 1/2/2014	37,500,000
2,950,000		Leander, TX ISD, (Series 2006) Bonds (GTD by Texas PSFG Program), 8/15/2014	2,945,424
7,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.040%, 1/2/2014	7,300,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.040%, 1/2/2014	10,000,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.070%, 1/2/2014	10,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.070%, 1/2/2014	21,000,000
29,690,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-104) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.260%, 1/2/2014	29,690,000
9,965,000	[3,4]	San Antonio, TX Public Facilities Corp., Clipper Tax-Exempt Certificates Trust (Series 2012-3AX) Weekly VRDNs (San Antonio, TX)/(State Street Bank and Trust Co. LIQ), 0.060%, 1/2/2014	9,965,000
4,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B), 0.150%, 1/2/2014	4,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.120%, 1/2/2014	15,000,000
7,000,000		Texas State Transportation Commission, Mobility Fund Bonds (Series 2006B) Weekly VRDNs (Texas State)/(CALPERS (California Public Employees Retirement System) and State Street Bank and Trust Co. LIQs), 0.050%, 1/2/2014	7,000,000
120,000,000		Texas State, (Series 2013), 2.00% TRANs, 8/28/2014	121,416,858
30,000,000		Texas State, Veterans Bonds (Series 2011A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 1/2/2014	30,000,000
4,000,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs (Bank of New York Mellon LIQ), 0.080%, 1/2/2014	4,000,000
33,015,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.070%, 1/2/2014	33,015,000
12,615,000	[3,4]	University of North Texas System, SPEARs (Series DBE-491) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 1/2/2014	12,615,000
		TOTAL	438,212,282
		Utah—1.7%
45,940,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 1/2/2014	45,940,000
19,650,000		Emery County, UT, PCRRB (Series 1991) Weekly VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 1/2/2014	19,650,000
2,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.070%, 1/2/2014	2,000,000
		TOTAL	67,590,000
		Virginia—1.2%
6,495,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.070%, 1/2/2014	6,495,000
9,400,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(PNC Bank, N.A. LOC), 0.050%, 1/7/2014	9,400,000
5,945,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.140%, 1/2/2014	5,945,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$8,930,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.110%, 1/2/2014	$8,930,000
1,245,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.040%, 1/2/2014	1,245,000
10,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.160%, 1/2/2014	10,000,000
5,000,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.040%, 1/2/2014	5,000,000
		TOTAL	47,015,000
		Washington—1.0%
15,000,000		Central Puget Sound, WA Regional Transit Authority, Stage Trust (Series 2007-01C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.180%, 1/2/2014	15,000,000
10,000,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.14% CP (Bank of America N.A. LOC), Mandatory Tender 1/8/2014	10,000,000
4,985,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.100%, 1/2/2014	4,985,000
12,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0210%, 1/2/2014	12,000,000
		TOTAL	41,985,000
		West Virginia—1.4%
8,995,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.070%, 1/2/2014	8,995,000
19,500,000		Grant County, WV County Commission, PCRB (Series 1994), 0.32% CP (Virginia Electric & Power Co.), Mandatory Tender 1/16/2014	19,500,000
29,255,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 1/2/2014	29,255,000
		TOTAL	57,750,000
		Wisconsin—2.8%
9,770,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.120%, 1/2/2014	9,770,000
14,977,500		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.14% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 2/18/2014	14,977,500
25,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.20% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 3/3/2014	25,000,000
12,900,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.070%, 1/2/2014	12,900,000
11,835,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 1/2/2014	11,835,000
11,775,000	[3,4]	Wisconsin State HEFA, Stage Trust (Series 2008-43C) Weekly VRDNs (Medical College of Wisconsin, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 1/2/2014	11,775,000
24,040,000		Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.130%—0.140%, 1/8/2014 - 2/11/2014	24,040,000
		TOTAL	110,297,500
		Wyoming—0.5%
8,310,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.140%, 1/2/2014	8,310,000
10,000,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 1/2/2014	10,000,000
		TOTAL	18,310,000
		TOTAL SHORT-TERM MUNICIPALS—99.2% (AT AMORTIZED COST)[5]	3,958,297,290
		OTHER ASSETS AND LIABILITIES - NET—0.8%[6]	30,816,648
		TOTAL NET ASSETS—100%	$3,989,113,938
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At December 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these restricted securities amounted to $1,119,750,000, which represented 28.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2013, these liquid restricted securities amounted to $1,119,750,000, which represented 28.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Passport Research. Ltd. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ(s)	—Liquidity Agreement(s)
LOC(s)	—Letter of Credit(s)
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014